Organization and Principal Activities (Details) - Schedule of consolidated statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of consolidated statements of comprehensive income (loss) [Abstract]
Total revenues	$ 2,262,449	$ 3,595,409	$ 3,965,263
Net Income	$ 692,774	$ 1,587,375	$ 1,834,353